Benefit Plans - Summary of Significant Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Weighted-average assumptions used to determine benefit obligation:
Discount rate	6.29%	6.49%
Rate of compensation increase	3.50%	3.50%
Weighted-average assumptions used to determine benefit cost:
Discount rate	6.49%	6.06%
Expected return on plan assets	7.00%	7.00%
Rate of compensation increase	3.50%	3.50%